Fair Value Measurements (Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest bearing time deposits with banks	$ 350
Interest bearing deposits	350,459	$ 303,187
Long-term debt	22,500	22,500
Other interest bearing liabilities	1,471	1,412
(Level 2) Significant Other Observable Inputs [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest bearing time deposits with banks	350
Loans held for sale	1,808
Interest bearing deposits	352,859	305,635
Long-term debt	22,482	22,464
Other interest bearing liabilities	1,476	1,416
(Level 3) Significant Other Unobservable Inputs [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans, net of allowance for loan losses	373,078	294,083
Carrying Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest bearing time deposits with banks	350
Loans held for sale	1,808
Loans, net of allowance for loan losses	374,565	292,521
Interest bearing deposits	350,459	303,187
Long-term debt	22,500	22,500
Other interest bearing liabilities	1,471	1,412
Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest bearing time deposits with banks	350
Loans held for sale	1,808
Loans, net of allowance for loan losses	373,078	294,083
Interest bearing deposits	352,859	305,635
Long-term debt	22,482	22,464
Other interest bearing liabilities	$ 1,476	$ 1,416